UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7162

Salomon Brothers High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:   December 31
Date of reporting period:  June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25% . Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50% .

R. Jay Gerken, CFA Chairman and Chief Executive Officer

During the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24% . When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92% . Declining long-term rates, mixed economic data and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 2.51% .

The high yield market was extremely volatile during the reporting period. After a strong start, high yield bonds fell sharply in March and April 2005. This reversal of fortune occurred as we believe investors became concerned over the bond downgrades for General Motors and Ford Motor Company. However, the high yield market then rallied sharply in May and June as the uncertainty surrounding the downgrades lifted and investors searched for incremental yield. Over the six-month period, the Citigroup High Yield Market Indexv returned 0.82% .

During the six-month period, emerging markets debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”)vi returned 5.11% . While there was a period of weakness in February and March, overall the asset class generated solid results. Strong country fundamentals and market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. In addition, continued strength in commodity prices, including metals, agriculture, and oil, provided positive support for many emerging market countries.

Performance Review

For the six months ended June 30, 2005, the Salomon Brothers High Income Fund Inc. returned -3.38%, based on its New York Stock Exchange (“NYSE”) market price and 1.85% based on its net asset value (“NAV”)vii per share. In comparison, the Fund’s unmanaged benchmarks, the Citigroup High Yield Market Index and the JPMorgan Emerging Markets Bond Index Plus (“EMBI+”),viii returned 0.82% and 5.52%, respectively, for the same time frame. The Lipper High Current Yield Closed-End

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Funds Category Averageix increased 1.37% . Please note that Lipper performance returns are based on each Fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.3600 per share, (which may have included a return of capital). The performance table shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of June 30, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

FUND PERFORMANCE
AS OF JUNE 30, 2005
(unaudited)

	30-Day	Six-Month
Price Per Share	SEC Yield	Total Return

$10.55 (NAV)	6.38%	1.85%

$ 9.52 (Market Price)	7.08%	-3.38%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the income dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of June 30, 2005 and are subject to change.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment Manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “HIF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XHIFX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

August 15, 2005

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investors could lose money on their investment in the Fund.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
v	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.
vii	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.
viii	The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.
ix	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 8 funds in the Fund’s Lipper category, and excluding sales charges.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Fund at a Glance (unaudited)

Investment Breakdown

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited)

June 30, 2005

Face
Amount	Security	Value

Corporate Bonds & Notes — 70.1%
Advertising — 0.6%
$ 100,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B,
	10.000% due 7/1/08 (a)	$83,625
50,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes,
	10.875% due 12/15/12 (b)	58,375
162,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	161,190

	Total Advertising	303,190

Aerospace/Defense — 1.2%
175,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	187,688
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	267,500
200,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	221,500

	Total Aerospace/Defense	676,688

Airlines — 0.2%
	Continental Airlines, Inc., Pass-Through Certificates:
53,401	Series 1998-1C, Series B, 6.541% due 9/15/08	47,675
99,248	Series 2000-2, Class C, 8.312% due 4/2/11	78,474

	Total Airlines	126,149

Apparel — 0.5%
	Levi Strauss & Co., Senior Notes:
25,000	7.730% due 4/1/12 (c)	23,750
200,000	12.250% due 12/15/12 (a)	219,500

	Total Apparel	243,250

Auto Manufacturers — 1.0%
	Ford Motor Co.:
75,000	Bonds, 6.625% due 10/1/28	58,986
505,000	Notes, 7.450% due 7/16/31	422,661
100,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	84,000

	Total Auto Manufacturers	565,647

Auto Parts & Equipment — 0.5%
100,000	Keystone Automotive Operations, Inc., Senior Subordinated Notes,
	9.750% due 11/1/13	99,500
100,000	Tenneco Automotive, Inc., Senior Secured Notes, Series B,
	10.250% due 7/15/13	113,500
50,000	TRW Automotive, Inc., Senior Subordinated Notes, 11.000% due 2/15/13	57,750

	Total Auto Parts & Equipment	270,750

Beverages — 0.4%
200,000	Constellation Brands, Inc., Senior Subordinated Notes, Series B,
	8.125% due 1/15/12	215,000

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Building Materials — 0.9%
$ 200,000	Associated Materials, Inc., Senior Subordinated Notes, 9.750% due 4/15/12	$208,000
100,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	93,500
225,000	Ply Gem Industries, Inc., Senior Subordinated Notes, 9.000% due 2/15/12	191,250

	Total Building Materials	492,750

Chemicals — 5.9%
275,000	Acetex Corp., Senior Notes, 10.875% due 8/1/09	290,125
375,000	Airgas, Inc., Senior Subordinated Notes, 9.125% due 10/1/11	406,875
45,454	Applied Extrusion Technologies, Inc., Senior Notes,
	12.000% due 3/15/12 (a)(b)(d)	45,568
125,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority
	Senior Secured Notes, 9.000% due 7/15/14 (b)	127,812
150,000	Compass Minerals Group, Inc., Senior Subordinated Notes,
	10.000% due 8/15/11	164,250
175,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	194,031
124,000	Huntsman International LLC, Senior Subordinated Notes,
	10.125% due 7/1/09	128,185
175,000	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (b)	179,375
350,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	383,250
500,000	Key Plastics Holdings, Inc., Senior Subordinated Notes,
	Series B, 10.250% due 3/15/07 (d)(e)(f)*	5,625
	Lyondell Chemical Co., Senior Secured Notes:
100,000	9.500% due 12/15/08	106,875
100,000	11.125% due 7/15/12	114,000
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	172,312
200,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08	217,500
75,000	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	75,375
175,000	Resolution Performance Products Inc., Senior Subordinated Notes,
	13.500% due 11/15/10	189,000
	Rhodia SA:
25,000	Senior Notes, 10.250% due 6/1/10 (a)	26,938
275,000	Senior Subordinated Notes, 8.875% due 6/1/11 (a)	266,062
81,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	88,493

	Total Chemicals	3,181,651

Commercial Services — 1.3%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes,
	11.375% due 7/15/11	98,000
150,000	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	161,250
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,625
75,000	Senior Subordinated Notes, 7.875% due 12/1/13 (a)	71,625
250,000	Iron Mountain, Inc., Senior Subordinated Notes, 7.750% due 1/15/15	252,500

	Total Commercial Services	719,000

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Computers — 0.3%
$ 175,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	$187,031

Distribution/Wholesale — 0.3%
250,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes,
	10.125% due 6/1/08	162,500

Diversified Financial Services — 3.5%
	Alamosa Delaware, Inc.:
16,000	Senior Discount Notes, step bond to yield 8.746% due 7/31/09	17,720
162,000	Senior Notes, 11.000% due 7/31/10	182,452
130,000	Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	146,250
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10 (a)	98,920
50,000	7.000% due 10/1/13 (a)	48,047
125,000	Senior Notes, 7.250% due 10/25/11	120,432
	General Motors Acceptance Corp.:
550,000	Bonds, 8.000% due 11/1/31 (a)	492,037
	Notes:
75,000	7.250% due 3/2/11	70,405
50,000	6.875% due 9/15/11 (a)	46,211
300,000	6.750% due 12/1/14	268,851
200,000	Sensus Metering Systems, Inc., Senior Subordinated Notes,
	8.625% due 12/15/13	187,000
300,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes,
	step bond to yield 9.696% due 10/1/15	214,500

	Total Diversified Financial Services	1,892,825

Electric — 5.0%
	AES Corp., Senior Notes:
125,000	8.750% due 6/15/08	135,313
50,000	9.500% due 6/1/09	56,000
100,000	9.375% due 9/15/10	113,750
150,000	7.750% due 3/1/14	163,500
200,000	Allegheny Energy Supply Statutory Trust, Senior Secured Notes, Series A,
	10.250% due 11/15/07 (b)	221,000
470,000	Calpine Corp., Second Priority Senior Secured Notes,
	8.500% due 7/15/10 (a)(b)	364,250
100,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)	91,500
	Edison Mission Energy, Senior Notes:
175,000	7.730% due 6/15/09	185,281
275,000	9.875% due 4/15/11	323,469
225,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (e)*	244,687
313,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (b)	331,780

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Electric — 5.0% (continued)
	Reliant Energy, Inc., Senior Secured Notes:
$ 50,000	9.250% due 7/15/10 (a)	$54,750
375,000	9.500% due 7/15/13	418,125

	Total Electric	2,703,405

Electrical Components & Equipment — 0.1%
75,000	Kinetek, Inc., Senior Notes, Series D, 10.750% due 11/15/06	68,625

Electronics — 0.1%
75,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	62,625

Entertainment — 2.1%
300,000	Cinemark, Inc., Senior Discount Notes, step bond to yield
	10.391% due 3/15/14	201,000
175,000	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	177,188
50,000	LCE Acquisition Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (b)	48,625
100,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
	6.875% due 2/15/15 (b)	102,750
225,000	Penn National Gaming, Inc., Senior Subordinated Notes,
	6.750% due 3/1/15 (b)	224,437
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes,
	8.250% due 3/15/12	235,125
	Six Flags, Inc., Senior Notes:
2,000	8.875% due 2/1/10 (a)	1,960
100,000	9.750% due 4/15/13 (a)	94,875
75,000	9.625% due 6/1/14 (a)	70,500

	Total Entertainment	1,156,460

Environmental Control — 1.1%
	Aleris International, Inc.:
100,000	Senior Notes, 9.000% due 11/15/14	104,000
75,000	Senior Secured Notes, 10.375% due 10/15/10	82,688
425,000	Allied Waste North America, Inc., Senior Notes, Series B,
	7.375% due 4/15/14 (a)	395,250

	Total Environmental Control	581,938

Food — 0.8%
225,000	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	219,937
30,991	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	21,849
200,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes,
	8.250% due 12/1/13	180,000

	Total Food	421,786

Forest Products & Paper — 1.5%
175,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	168,438
175,000	Appleton Papers, Inc., Senior Subordinated Notes, Series B,
	9.750% due 6/15/14 (a)	169,750

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Forest Products & Paper — 1.5% (continued)
$ 75,000	Buckeye Technologies, Inc., Senior Subordinated Notes,
	8.000% due 10/15/10	$72,375
225,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	208,125
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	189,000

	Total Forest Products & Paper	807,688

Health Care-Products — 0.5%
150,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, Series B,
	10.000% due 7/15/12	162,000
125,000	Sybron Dental Specialties, Inc., Senior Subordinated Notes,
	8.125% due 6/15/12	134,375

	Total Health Care-Products	296,375

Health Care-Services — 3.0%
200,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	203,500
100,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	103,250
175,000	Extendicare Health Services, Inc., Senior Notes, 9.500% due 7/1/10	189,875
100,000	HCA, Inc., Notes, 6.375% due 1/15/15 (a)	104,011
200,000	IASIS Healthcare LLC, Senior Subordinated Notes, 8.750% due 6/15/14	218,000
125,000	Insight Health Services Corp., Senior Subordinated Notes, Series B,
	9.875% due 11/1/11	98,125
	Tenet Healthcare Corp., Senior Notes:
125,000	6.500% due 6/1/12 (a)	119,375
200,000	7.375% due 2/1/13 (a)	198,500
100,000	6.875% due 11/15/31	84,500
275,000	Triad Hospitals, Inc., Senior Notes, 7.000% due 11/15/13	283,937

	Total Health Care-Services	1,603,073

Holding Companies-Diversified — 0.3%
200,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes,
	9.375% due 1/15/14 (b)	189,000

Home Furnishings — 0.9%
44,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (a)	40,260
200,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	207,000
225,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (a)	228,375

	Total Home Furnishings	475,635

Household Products/Wares — 0.3%
175,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (a)	185,063

Iron-Steel — 0.1%
50,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09 (a)	45,750
750,000	Republic Technologies International LLC/RTI Capital Corp.,
	Senior Secured Notes, 13.750% due 7/15/09 (d)(e)(f)*	0

	Total Iron-Steel	45,750

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Leisure Time — 0.7%
$ 250,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
	10.000% due 3/1/10	$253,750
175,000	Icon Health & Fitness, Inc., Senior Subordinated Notes,
	11.250% due 4/1/12 (a)	134,750

	Total Leisure Time	388,500

Lodging — 3.6%
175,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	191,187
	Caesars Entertainment, Inc., Senior Subordinated Notes:
300,000	8.875% due 9/15/08	335,625
125,000	8.125% due 5/15/11	144,375
200,000	Inn of the Mountain Gods Resort & Casino, Senior Notes,
	12.000% due 11/15/10	232,000
175,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	188,125
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)(b)	196,500
	MGM MIRAGE, Inc.:
75,000	Senior Notes, 6.750% due 9/1/12	77,625
300,000	Senior Subordinated Notes, 9.750% due 6/1/07	326,625
225,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Notes, 7.875% due 5/1/12	254,812
25,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16 (a)	25,813

	Total Lodging	1,972,687

Machinery-Construction & Mining — 0.5%
250,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	272,500

Machinery-Diversified — 1.0%
25,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (b)	26,375
200,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b) .	209,000
175,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	189,875
100,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	105,500

	Total Machinery-Diversified	530,750

Media — 6.7%
250,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	251,875
164,342	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12	173,792
	Charter Communications Holdings LLC/Charter Communications Holdings
	Capital Corp.:
	Senior Discount Notes:
25,000	Step bond to yield 18.312% due 1/15/11 (a)	19,250
1,125,000	Step bond to yield 18.696% due 5/15/11	750,937
75,000	Step bond to yield 19.364% due 1/15/12 (a)	43,688
25,000	Senior Notes, 8.625% due 4/1/09 (a)	18,688
	CSC Holdings, Inc.:
75,000	Debentures, Series B, 8.125% due 8/15/09	76,312
50,000	Senior Notes, Series B, 8.125% due 7/15/09	50,875

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Media — 6.7% (continued)
$ 100,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes,
	9.875% due 11/15/09	$110,750
150,000	Dex Media, Inc., Discount Notes, step bond to yield 7.912% due 11/15/13	121,500
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes,
	Series B, 9.875% due 8/15/13	223,275
114,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes,
	8.375% due 3/15/13	126,825
357,000	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09 (a)	381,097
125,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield
	10.623% due 10/15/13 (a)	91,875
225,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes,
	9.500% due 1/15/13 (a)	225,562
175,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11 .	190,969
200,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	215,750
25,000	Rainbow National Services LLC, Senior Subordinated Debentures,
	10.375% due 9/1/14 (b)	28,875
	Yell Finance B.V.:
349,000	Senior Discount Notes, step bond to yield 10.282% due 8/1/11 (a)	351,617
17,000	Senior Notes, 10.750% due 8/1/11 (a)	18,828
	Young Broadcasting, Inc., Senior Subordinated Notes:
50,000	10.000% due 3/1/11	47,750
125,000	8.750% due 1/15/14 (a)	111,250

	Total Media	3,631,340

Metal Fabricate-Hardware — 0.4%
50,000	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	52,750
225,000	Mueller Holdings, Inc., Discount Notes, step bond to yield
	11.474% due 4/15/14	165,375

	Total Metal Fabricate-Hardware	218,125

Miscellaneous Manufacturing — 0.6%
100,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	96,000
350,000	KI Holdings, Inc., Senior Discount Notes, step bond to yield
	11.306% due 11/15/14	204,750
125,000	Moll Industries, Inc., Senior Subordinated Notes,
	10.500% due 7/1/08 (d)(e)(f)*	0

	Total Miscellaneous Manufacturing	300,750

Office/Business Equipment — 0.1%
75,000	General Binding Corp., Senior Subordinated Notes, 9.375% due 6/1/08	76,125

Office Furnishings — 0.4%
	Interface, Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	138,125
75,000	Senior Subordinated Notes, 9.500% due 2/1/14	76,875

	Total Office Furnishings	215,000

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Oil & Gas — 1.6%
$ 275,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (b)	$285,313
180,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	200,700
	Petronas Capital Ltd.:
50,000	7.000% due 5/22/12 (b)	57,244
125,000	7.875% due 5/22/22 (b)	158,830
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	162,375

	Total Oil & Gas	864,462

Oil & Gas Services — 0.6%
150,000	Hanover Compressor Co., Subordinated Notes, zero coupon bond to yield
	7.101% due 3/31/07	132,750
200,000	Key Energy Services, Inc., Senior Notes, Series C, 8.375% due 3/1/08	207,500

	Total Oil & Gas Services	340,250

Packaging & Containers — 2.8%
175,000	Anchor Glass Container Corp., Senior Secured Notes,
	11.000% due 2/15/13 (a)	137,375
200,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	219,250
200,000	Graphic Packaging International Corp., Senior Subordinated Notes,
	9.500% due 8/15/13 (a)	202,500
250,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	276,875
100,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	98,000
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	68,750
250,000	Smurfit-Stone Container Enterprises, Inc., Senior Notes, 8.375% due 7/1/12 .	253,750
25,000	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14	23,625
	Tekni-Plex, Inc.:
225,000	Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	200,813
50,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10 (a)	34,500

	Total Packaging & Containers	1,515,438

Pharmaceuticals — 0.4%
175,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (e)*	92,750
100,000	Leiner Health Products, Inc., Senior Subordinated Notes,
	11.000% due 6/1/12	98,500

	Total Pharmaceuticals	191,250

Pipelines — 3.8%
	Dynegy Holdings, Inc.:
	Debentures:
100,000	7.125% due 5/15/18	95,750
400,000	7.625% due 10/15/26	383,000
100,000	Senior Secured Notes, 9.875% due 7/15/10 (b)	111,000

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Pipelines — 3.8% (continued)
	El Paso Corp.:
	Medium-Term Notes:
$ 250,000	7.800% due 8/1/31 (a)	$244,375
300,000	7.750% due 1/15/32 (a)	294,000
200,000	Notes, 7.875% due 6/15/12 (a)	207,000
	Williams Cos., Inc. Notes:
100,000	7.625% due 7/15/19	113,000
475,000	7.875% due 9/1/21	542,687
50,000	8.750% due 3/15/32	60,313

	Total Pipelines	2,051,125

REITs — 1.5%
350,000	Host Marriott LP, Senior Notes, 6.375% due 3/15/15 (b)	348,250
	MeriStar Hospitality Corp., Senior Notes:
100,000	9.000% due 1/15/08	105,000
125,000	9.125% due 1/15/11 (a)	131,875
200,000	Omega Healthcare Investors, Inc., Senior Notes, 7.000% due 4/1/14	202,500

	Total REITS	787,625

Retail — 3.1%
175,000	Buffets, Inc., Senior Subordinated Notes, 11.250% due 7/15/10	177,187
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	203,500
225,000	Denny’s Holdings, Inc., Senior Notes, 10.000% due 10/1/12 (b)	235,125
100,000	Eye Care Centers of America, Inc., Senior Subordinated Notes,
	10.750% due 2/15/15 (b)	90,000
100,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	90,625
150,000	Hines Nurseries, Inc., Senior Notes, 10.250% due 10/1/11	155,250
114,000	Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV,
	Senior Subordinated Notes, 10.750% due 5/15/11	128,250
200,000	Jean Coutu Group, Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (a)	198,500
50,000	Rite Aid Corp., Notes, 7.125% due 1/15/07 (a)	50,375
79,000	Saks, Inc., Notes, 7.000% due 12/1/13	79,395
200,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09 (a)	202,000
75,000	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	61,125

	Total Retail	1,671,332

Semi-Conductors — 0.6%
	Amkor Technology, Inc.:
250,000	Senior Notes, 9.250% due 2/15/08 (a)	241,250
100,000	Senior Subordinated Notes, 10.500% due 5/1/09 (a)	86,750

	Total Semi-conductors	328,000

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Telecommunications — 8.8%
$ 75,000	American Tower Corp., Senior Notes, 9.375% due 2/1/09 (a)	$79,031
160,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield
	8.541% due 8/1/08	123,600
225,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	293,906
200,000	Centennial Cellular Operating Co./Centennial Communications Corp.,
	Senior Notes, 8.125% due 2/1/14	214,000
175,000	Insight Midwest LP/Insight Capital, Inc., Senior Notes, 10.500% due 11/1/10	186,375
75,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (b)	76,688
550,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	495,000
290,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	325,887
800,000	Nextel Communications, Inc., Senior Notes, 7.375% due 8/1/15	868,000
175,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06 (a)	176,969
65,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14 (a)	71,256
375,000	Qwest Corp., Notes, 8.875% due 3/15/12 (b)	409,687
	Qwest Services Corp., Secured Notes:
300,000	13.500% due 12/15/10	348,000
81,000	14.000% due 12/15/14	98,618
	SBA Communications Corp.:
20,000	Senior Discount Notes, step bond to yield 6.985% due 12/15/11 (a)	18,500
175,000	Senior Notes, 8.500% due 12/1/12 (b)	189,438
75,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	79,875
200,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11 (b)	220,500
175,000	U.S. Unwired, Inc., Second Priority Secured Notes, Series B,
	10.000% due 6/15/12	195,562
200,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	228,750
125,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, step bond to yield
	9.034% due 2/1/15 (b)	84,063

	Total Telecommunications	4,783,705

Textiles — 0.3%
100,000	Collins & Aikman Floor Coverings, Inc., Senior Subordinated Notes, Series B,
	9.750% due 2/15/10	104,000
125,000	Simmons Co., Senior Discount Notes, step bond to yield
	15.461% due 12/15/14 (b)	56,875

	Total Textiles	160,875

Transportation — 0.2%
75,000	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	81,750
1,000,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)*	0

	Total Transportation	81,750

	Total Corporate Bonds & Notes (Cost — $38,512,187)	38,015,443

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Convertible Bonds & Notes — 0.3%
Electronics — 0.0%
$ 29,000	Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield
	3.972% due 9/12/20	$15,950

Telecommunications — 0.3%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10	124,375

	Total Convertible Bonds & Notes (Cost — $79,192)	140,325

Asset-Backed Security — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (d)(e)(f)*
	(Cost — $493,850)	0

Sovereign Bonds — 19.7%
Argentina — 0.8%
	Republic of Argentina:
250,000	3.010% due 8/3/12 (c)	226,250
235,026	Discount Bonds, 8.280% due 12/31/33	216,636

	Total Argentina	442,886

Brazil — 4.7%
	Federative Republic of Brazil:
340,000	12.250% due 3/6/30	455,600
55,000	11.000% due 8/17/40	66,110
1,720,449	C Bonds, 8.000% due 4/15/14	1,761,847
205,885	DCB, Series L, 4.313% due 4/15/12 (c)	198,229
61,538	FLIRB, Series L, 4.250% due 4/15/09 (c)	60,384

	Total Brazil	2,542,170

Bulgaria — 0.2%
100,000	Republic of Bulgaria, 8.250% due 1/15/15 (b)	126,125

Chile — 0.3%
150,000	Republic of Chile, 5.500% due 1/15/13	160,197

Colombia — 1.0%
	Republic of Colombia:
75,000	10.500% due 7/9/10	89,250
250,000	10.000% due 1/23/12	291,875
25,000	10.750% due 1/15/13	30,500
25,000	11.750% due 2/25/20	32,875
95,000	10.375% due 1/28/33	113,525

`	Total Colombia	558,025

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Ecuador — 0.2%
	Republic of Ecuador:
$ 20,000	12.000% due 11/15/12 (b)	$19,100
90,000	Step bond to yield 8.000% due 8/15/30 (b)(c)	75,825

	Total Ecuador	94,925

El Salvador — 0.2%
100,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	112,500

Mexico — 4.3%
	United Mexican States:
25,000	7.500% due 1/14/12	28,381
150,000	11.375% due 9/15/16	223,313
	Medium-Term Notes:
60,000	8.300% due 8/15/31	74,850
	Series A:
50,000	6.375% due 1/16/13	53,675
528,000	5.875% due 1/15/14	552,288
800,000	6.625% due 3/3/15	881,200
275,000	8.000% due 9/24/22	337,562
150,000	7.500% due 4/8/33	173,625

	Total Mexico	2,324,894

Panama — 0.7%
	Republic of Panama:
175,000	7.250% due 3/15/15	190,313
50,000	9.375% due 1/16/23	61,875
50,000	8.875% due 9/30/27	59,875
50,000	9.375% due 4/1/29	62,000
28,636	PDI, 3.750% due 7/17/16 (c)	27,347

	Total Panama	401,410

Peru — 0.9%
	Republic of Peru:
225,000	9.875% due 2/6/15	278,831
100,000	8.750% due 11/21/33	113,250
74,250	FLIRB, 5.000% due 3/7/17 (c)	70,352

	Total Peru	462,433

Philippines — 0.9%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	25,250
300,000	9.375% due 1/18/17	322,500
125,000	10.625% due 3/16/25	140,231

	Total Philippines	487,981

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Russia — 2.8%
$ 150,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
	Series C, 9.600% due 10/25/14 (b)	$195,187
	Russian Federation:
25,000	12.750% due 6/24/28 (b)	45,313
1,140,000	Step bond to yield 5.000% due 3/31/30 (b)	1,277,512

	Total Russia	1,518,012

South Africa — 0.4%
	Republic of South Africa:
25,000	9.125% due 5/19/09	29,094
150,000	6.500% due 6/2/14	166,969

	Total South Africa	196,063

Turkey — 1.0%
	Republic of Turkey:
25,000	11.750% due 6/15/10	31,125
300,000	11.500% due 1/23/12	384,000
25,000	11.000% due 1/14/13	31,688
40,000	11.875% due 1/15/30	57,850
50,000	Collective Action Securities, 9.500% due 1/15/14	59,250

	Total Turkey	563,913

Ukraine — 0.3%
130,673	Republic of Ukraine, 11.000% due 3/15/07 (b)	138,186

Uruguay — 0.2%
100,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	100,500

Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
140,000	5.375% due 8/7/10	130,900
200,000	8.500% due 10/8/14	208,100
100,000	Collective Action Securities, 10.750% due 9/19/13	117,225

	Total Venezuela	456,225

	Total Sovereign Bonds (Cost — $9,771,053)	10,686,445

Escrowed Securities — 0.0%(e)(f)
1,000,000	Breed Technologies, Inc., 9.250% due 4/15/08 (d)*	0
1,000,000	Pillowtex Corp., 9.000% due 12/15/49 *	0

	Total Escrowed Securities (Cost — $0)	0

Loan Participation — 0.1%
Morocco — 0.1%
40,890	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09
	(JPMorgan Chase & Co.) (c)(g) (Cost — $40,498)	40,481

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Shares	Security	Value

Common Stock — 4.8%

Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking, Inc. (d)(f)*	$0

Household Durables — 0.0%
3,747	Mattress Discounters Co. (d)(f)*	0

	Total Consumer Discretionary	0

Information Technology — 0.2%
Chemicals — 0.2%
4,329	Applied Extrusion Technologies, Inc., Class B Shares (a)(d)(f)*	100,795

Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions, Inc. (d)(f)*	0

	Total Information Technology	100,795

Telecommunication Services — 4.6%
Diversified Telecommunication Services — 2.8%
6,579	Liberty Global, Inc., Series A Shares (a)*	307,052
10,684	NTL, Inc. (a)*	730,999
21,318	Telewest Global, Inc. *	485,624

	Total Telecommunication Services	1,523,675

Wireless Telecommunication Services — 1.8%
13,046	SpectraSite, Inc. (a)*	971,014

	Total Telecommunication Services	2,494,689

	Total Common Stock (Cost — $2,076,413)	2,595,484

Preferred Stock — 0.0%

Consumer Discretionary — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
8	Anvil Holdings, Inc., 13.000% Senior Exchangeable, Series B *	58

Consumer Staples — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., 13.000% Cumulative Exchangeable (d)(f)(h)*	0

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Shares	Security	Value

Financials — 0.0%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
803	Class B Shares (d)(f)*	$1
442	Class C Shares (d)(f)*	1
1,165	Class D Shares (d)(f)*	1
2,410	Class E Shares (d)(f)*	2

	Total Financials	5

	Total Preferred Stock (Cost — $5,174)	63

Convertible Preferred Stock — 0.5%

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
271	Alamosa Holdings, Inc., 7.500% Cumulative, Series B
	(Cost — $78,090)	279,774

Warrants

Warrants — 0.1%
Capital Markets — 0.0%
250	Brown Jordan International, Inc., expires 8/15/07(b)(d)(f)*	2
780	Mattress Discounters Co., expires 7/15/07(b)(d)(f)*	0
100	Mueller Holdings, Inc., expires 4/15/14(b)*	35,025
6,723	Pillowtex Corp., expires 11/24/09(d)(f)*	7

	Total Capital Markets	35,034

Communications Equipment — 0.1%
160	American Tower Corp., Class A Shares, expires 8/1/08(b)*	47,417

Diversified Financial Services — 0.0%
1,607,813	ContiFinancial Corp., Liquidating Trust, Units of Interest
	(Represents interest in a trust in the liquidation of
	ContiFinancial Corp. and its affiliates) (d)(f)*	2,010

	Total Warrants (Cost — $37,523)	84,461

	Total Investments Before Short-Term Investments
	(Cost — $51,093,980)	$51,842,476

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Short-Term Investments — 9.2%
Repurchase Agreements — 2.7%
$ 477,000	Interest in $414,454,000 joint tri-party repurchase agreement
	dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350%
	due 7/1/05, Proceeds at maturity — $477,044; (Fully collateralized
	by various U.S. government agency obligations, 0.000% to 16.136%
	due 12/1/05 to 6/15/35; Market value — $486,545)	$477,000
1,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated
	6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds
	at maturity — $1,000,093; (Fully collateralized by various U.S. Treasury
	and U.S. government agency obligations, 0.000% to 4.870%
	due 6/16/06 to 1/13/33; Market value — $1,020,001)	1,000,000

	Total Repurchase Agreements (Cost — $1,477,000)	1,477,000

Shares

Securities Purchased from Securities Lending Collateral — 6.5%
3,521,987	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $3,521,987)	3,521,987

	Total Short-Term Investments (Cost — $4,998,987)	4,998,987

	Total Investments — 104.8% (Cost — $56,092,967#)	56,841,463
	Liabilities In Excess of Other Assets — (4.8)%	(2,627,791)

	Total Net Assets — 100.0%	$54,213,672

*	Non-income producing security.
(a)	All or a portion of this security is on loan. (See Notes 1 and 3)
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Illiquid Security.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Participation interest was acquired through the financial institutions indicated parenthetically.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond — Capitalization Bond	PDI — Past Due Interest
DCB — Debt Conversion Bond	FLIRB — Front-Loaded Interest Reduction Bond

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $56,092,967)	$56,841,463
Interest receivable	1,077,236
Receivable for securities sold	224,729
Prepaid expenses	12,974

Total Assets	58,156,402

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	3,521,987
Payable for securities purchased	259,154
Management fee payable	30,857
Due to custodian	413
Accrued expenses	130,319

Total Liabilities	3,942,730

Total Net Assets	$54,213,672

NET ASSETS:
Par value ($0.001 par value; 100,000,000 shares authorized
5,140,713 shares outstanding)	$5,141
Paid-in capital in excess of par value	65,046,650
Overdistributed net investment income	(80,917)
Accumulated net realized loss on investments	(11,505,698)
Net unrealized appreciation of investments	748,496

Total Net Assets	$54,213,672

Shares Outstanding	5,140,713

Net Asset Value	$10.55

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest	$2,125,879
Income from securities lending	10,253
Dividends	2,541

Total Investment Income	2,138,673

EXPENSES:
Management fee (Note 2)	186,946
Shareholder reports	36,653
Audit and tax	30,093
Directors’ fees	25,957
Custody	24,328
Transfer agent fees	16,242
Stock exchange listing fees	8,391
Legal fees	6,285
Insurance	1,629
Miscellaneous expenses	5,533

Total Expenses	342,057

Net Investment Income	1,796,616

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):
Net realized loss from investment transactions	(306,643)
Change in net unrealized appreciation/depreciation of investments	(531,184)

Net Loss on Investments	(837,827)

Increase in Net Assets From Operations	$958,789

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$1,796,616	$3,706,507
Net realized gain (loss)	(306,643)	2,248,031
Change in net unrealized appreciation/depreciation	(531,184)	(165,598)

Increase in Net Assets From Operations	958,789	5,788,940

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,850,657)	(4,509,960)

Decrease in Net Assets From Distributions to Shareholders	(1,850,657)	(4,509,960)

FUND SHARE TRANSACTIONS:
Net asset value of shares issued on reinvestment of distributions
(0 and 32,774 shares issued, respectively)	—	349,718

Increase in Net Assets From Fund Share Transactions	—	349,718

Increase (Decrease) in Net Assets	(891,868)	1,628,698

NET ASSETS:
Beginning of period	55,105,540	53,476,842

End of period*	$54,213,672	$55,105,540

*Includes overdistributed net investment income of:	$(80,917)	$(26,876)

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	2005	(1)	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.72		$10.47	$ 9.02	$ 9.58	$10.13	$12.00

Income (Loss) From Operations:
Net investment income	0.35		0.72	0.81	0.86	1.05	1.35
Net realized and unrealized gain (loss)	(0.16)		0.41	1.60	(0.42)	(0.30)	(1.72)

Total Income (Loss) From Operations	0.19		1.13	2.41	0.44	0.75	(0.37)

Less Distributions to Shareholders From:
Net investment income	(0.36)		(0.88)	(0.96)	(0.86)	(1.05)	(1.35)
Net realized gains	—		—	—	(0.14)	(0.25)	(0.15)

Total Distributions to Shareholders	(0.36)		(0.88)	(0.96)	(1.00)	(1.30)	(1.50)

Net Asset Value, End of Period	$10.55		$10.72	$10.47	$ 9.02	$ 9.58	$10.13

Market Price, End of Period	$ 9.52		$10.23	$11.42	$ 9.39	$10.55	$12.06

Total Return, Based on Market Price(2)	(3.38)%		(2.70)%	33.31%	(1.32)%	(1.69)%	19.81%

Net Assets, End of Period (000s)	$54,214		$55,106	$53,477	$45,665	$48,080	$50,226
Ratios to Average Net Assets:
Expenses	1.28	%(3)	1.41%	1.44%	1.35%	1.21%	1.05%
Net investment income	6.73	(3)	7.01	8.27	9.41	10.62	12.10
Portfolio Turnover Rate	17%		56%	57%	117%	153%	86%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded. Total returns for periods less than one year are not annualized.
(3)	Annualized.

See Notes to Financial Statements.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price.When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) LENDING OF PORTFOLIO SECURITIES. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Notes to Financial Statements (unaudited) (continued)

recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) LOAN PARTICIPATIONS. The Fund may invest in loans arranged through private negotiations between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. The Fund will assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) CREDIT AND MARKET RISK WITH EMERGING DEBT. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(g) DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Notes to Financial Statements (unaudited) (continued)

income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. This reclassification has no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee calculated at the annual rate of 0.70% of the Fund’s average weekly net assets.

SBAM has delegated certain administrative services to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM, pursuant to a Sub-Administration Agreement between SBAM and SBFM. SBFM is not compensated by the Fund for its services.

Certain officers and/or directors of the Fund are employees of SBAM and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$8,580,394

Sales	$8,898,319

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,303,458
Gross unrealized depreciation	(3,554,962)

Net unrealized appreciation	$748,496

At June 30, 2005, the Fund held one loan participation with a total cost of $40,498 and a total market value of $40,481.

At June 30, 2005, the Fund loaned securities having a market value of $2,657,676. The Fund received cash collateral amounting to $3,521,987 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4. Dividends Subsequent to June 30, 2005

On May 4, 2005, the Fund’s Board declared two distributions, each in the amount of $0.06 per share, payable on July 29, 2005 and August 26, 2005 to shareholders of record on July 12, 2005 and August

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Notes to Financial Statements (unaudited) (continued)

16, 2005, respectively. In addition, on July 25, 2005, the Fund’s Board declared three distributions, each in the amount of $0.058 per share, payable on September 30, 2005, October 28, 2005 and November 25, 2005 to shareholders of record on September 13, 2005, October 18, 2005 and November 15, 2005, respectively.

5. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Notes to Financial Statements (unaudited) (continued)

own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

7. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Additional Shareholder Information (unaudited)

Results of Annual Meeting of Stockholders

The Fund held its Annual Meeting of Stockholders on April 28, 2005, for the purpose of voting upon the election of Leslie H. Gelb and Dr. Riordan Roett as Class II Directors of the Fund, to serve until the 2008 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

Nominee	Votes For	Votes Withheld

Leslie H. Gelb	4,417,053	68,622
Dr. Riordan Roett	4,427,507	58,168

At June 30, 2005, in addition to Leslie H. Gelb and Dr. Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman
Daniel P. Cronin
R. Jay Gerken
William R. Hutchinson
Jeswald W. Salacuse

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”) shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company (“Plan Agent”) in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about the

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Dividend Reinvestment Plan (unaudited) (continued)

first business day of each month. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant or any dividends or capital gains distributions payable only in cash. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The reinvestment of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares to be delivered to each shareholder without charge.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 59 Maiden Lane, New York, New York 10038.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Additional Shareholder Information (unaudited)

This report is transmitted to the shareholders of Salomon Brothers High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange

Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

S A L O M O N     B R O T H E R S     H I G H     I N C O M E     F U N D     I N C .

Directors	Salomon Brothers High Income Fund Inc.

C A R O L L. C O L M A N	125 Broad Street
D A N I E L P. C R O N I N	10th Floor, MF-2
L E S L I E H. G E LB	New York, New York 10004
R. J AY G E R K E N , CFA	For information call (toll free)
W I L L I A M R. H U T C H I N S O N	1-888-777-0102
R I O R D A N R O E T T
J E S WA L D W. S A L A C U S E	I N V E S T M E N T M A N A G E R A N D A D M I N I S T R AT O R
Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

C U S T O D I A N
Officers	State Street Bank and Trust Company
225 Franklin Street
R. J AY G E R K E N , CFA	Boston, Massachusetts 02110
Chairman and
Chief Executive Officer	D I V I D E N D D I S B U R S I N G A N D T R A N S F E R A G E N T
P E T E R J. W I L B Y, CFA	American Stock Transfer & Trust Company
President	59 Maiden Lane
A N D R E W B. S H O U P	New York, New York 10038
Senior Vice President and
Chief Administrative Officer	I N D E P E N D E N T R E G I S T E R E D P U B L I C
A C C O U N T I N G F I R M
F R A N C E S M. G U G G I N O	KPMG LLP
Chief Financial Officer	345 Park Avenue
and Treasurer	New York, New York 10154
J A M E S E. C R A I G E , CFA
Executive Vice President	L E G A L C O U N S E L
T H O M A S K. F L A N A G A N , CFA	Simpson Thacher & Bartlett LLP
Executive Vice President	425 Lexington Avenue
B E T H A. S E M M E L , CFA	New York, New York 10017-3909
Executive Vice President
A N D R E W B E A G L E Y	N E W Y O R K S T O C K E X C H A N G E S Y M B O L
Chief Compliance Officer	HIF
W E N D Y S. S E T N I C K A
Controller
R O B E R T I. F R E N K E L
Secretary and
Chief Legal Officer

American Stock Transfer & Trust Company 59 Maiden Lane New York, New York 10038

HIFSEMI 05-8979 6/05

Salomon Brothers High Income Fund Inc.
Semi-Annual Report J U N E 3 0, 2 0 0 5

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the
Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc.
(“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a
recommendation with regard to proxy votes. However, such
recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated
position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated
position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
With respect to a conflict of interest brought to its attention, the
Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers High Income Fund Inc.

Date:	September 2, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers High Income Fund Inc.

Date:	September 2, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Administrative Officer of
Salomon Brothers High Income Fund Inc.

Date:	September 2, 2005